United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number      811-2125

EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA  50266-
5997
(Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:      July 31, 2005

Date of reporting period:     April 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item  1.
  Schedules of Investments.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
April 30, 2005
(Unaudited)
                                                                            Shares
                                                                             Held             Value
                                                                            ----------      ----------
COMMON STOCKS (88.61%)
  BUSINESS SERVICES (4.80%)
  Affiliated Computer Services, Inc.-Class A                                     7,100<F1>$    338,457
  Computer Associates International, Inc.                                       22,562         606,918
  Compuware Corp.                                                               29,950<F1>     178,202
  Electronic Data Systems Corp.                                                  8,755         169,409
  Fair Isaac & Company, Inc.                                                     6,667         219,211
  First Data Corp.                                                               5,130         195,094
  Microsoft Corp.                                                               27,523         696,332
  Oracle Corp.                                                                  17,300<F1>     199,988
  SunGard Data Systems, Inc.                                                     7,400<F1>     247,160
  Symantec Corp.                                                                25,224<F1>     473,707
  Veritas Software Corp.                                                        19,800<F1>     407,682
                                                                                            ----------
                                                                                             3,732,160
  CHEMICALS AND ALLIED PRODUCTS (14.68%)
  Abbott Laboratories                                                           12,450         612,042
  Biogen Idec, Inc.                                                              6,200<F1>     224,688
  Bristol-Myers Squibb Co.                                                      27,550         716,300
  Colgate-Palmolive Co.                                                          4,575         227,789
  E.I. du Pont de Nemours & Co.                                                 17,765         836,909
  GlaxoSmithKline PLC                                                            7,675         387,971
  IVAX Corp.                                                                    20,250<F1>     382,725
  Johnson & Johnson                                                             13,464         924,034
  KV Pharmaceutical Co.-Class A                                                 15,150<F1>     354,510
  Merck & Co., Inc.                                                             14,469         490,499
  Mylan Laboratories, Inc.                                                      50,200         828,300
  Olin Corp.                                                                     9,600         170,304
  Pfizer, Inc.                                                                  50,934       1,383,877
  Schering-Plough Corp.                                                         31,650         660,536
  Sensient Technologies Corp.                                                   83,831       1,677,458
  SurModics, Inc.                                                                9,841<F1>     354,965
  Taro Pharmaceutical Industries, Ltd.                                           9,750<F1>     283,335
  Teva Pharmaceutical Industries, Ltd.                                          14,430         450,793
  Wyeth                                                                          9,830         441,760
                                                                                            ----------
                                                                                            11,408,795
  COMMUNICATIONS (2.02%)
  Centurytel, Inc.                                                              22,280         683,773
  Comcast Corp.-Class A                                                          6,470<F1>     207,752
  Nextel Communications, Inc.                                                   24,200<F1>     677,358
                                                                                            ----------
                                                                                             1,568,883
  DEPOSITORY INSTITUTIONS (8.09%)
  AmSouth Bancorp.                                                              23,700         623,784
  Bank of America Corp.                                                         17,412         784,236
  Bank of New York Co., Inc.                                                    12,209         341,119
  BOK Financial Corp.                                                            9,700<F1>     405,945
  Citigroup, Inc.                                                               30,349       1,425,189
  National City Corp.                                                           10,030         340,619
  New York Community Bancorp., Inc.                                             29,770         526,929
  U. S. Bancorp.                                                                26,707         745,125
  Wachovia Corp.                                                                11,922         610,168
  Wilmington Trust Corp.                                                        13,700         484,295
                                                                                            ----------
                                                                                             6,287,409
  EATING AND DRINKING PLACES (0.65%)
  Wendy's International, Inc.                                                   11,700         502,281

  ELECTRIC, GAS AND SANITARY SERVICES (3.40%)
  Alliant Energy Corp.                                                          13,505         355,722
  Atmos Energy Corp.                                                            24,288         638,774
  Black Hills Corp.                                                             11,160         382,565
  Nisource, Inc.                                                                19,000         441,560
  Pepco Holdings, Inc.                                                          19,900         431,233
  Xcel Energy, Inc.                                                             23,065         396,257
                                                                                            ----------
                                                                                             2,646,111
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.19%)
  Acuity Brands, Inc.                                                           16,167         386,553
  ADC Telecommunications, Inc.                                                 179,560<F1>     407,601
  Cisco Systems, Inc.                                                           11,100<F1>     191,808
  ECI Telecom, Ltd.                                                             20,000<F1>     139,400
  Emerson Electric Co.                                                           2,900         181,743
  Intel Corp.                                                                   15,600         366,912
  JDS Uniphase Corp.                                                            21,600<F1>      31,968
                                                                                            ----------
                                                                                             1,705,985
  ENGINEERING AND MANAGEMENT SERVICES (0.38%)
  Shaw Group, Inc.                                                              16,300<F1>     294,541

  FOOD AND KINDRED PRODUCTS (3.16%)
  Anheuser-Busch Cos., Inc.                                                      8,485         397,692
  Coca-Cola Co.                                                                  9,450         410,508
  ConAgra Foods, Inc.                                                           33,562         897,783
  Sara Lee Corp.                                                                35,000         748,650
                                                                                            ----------
                                                                                             2,454,633
  FOOD STORES (1.72%)
  7-Eleven, Inc.                                                                37,620<F1>     879,932
  Kroger Co.                                                                    29,178<F1>     460,137
                                                                                            ----------
                                                                                             1,340,069
  GENERAL MERCHANDISE STORES (2.17%)
  Federated Department Stores, Inc.                                              8,065         463,737
  Fred's, Inc.                                                                  33,815         488,289
  Target Corp.                                                                   9,200         426,880
  Wal-Mart Stores, Inc.                                                          6,500         306,410
                                                                                            ----------
                                                                                             1,685,316
  HEALTH SERVICES (2.85%)
  Laboratory Corp. of America Holdings                                          14,964<F1>     740,718
  Lifepoint Hospitals, Inc.                                                     14,432<F1>     641,521
  Universal Health Services, Inc.-Class B                                       14,725         835,497
                                                                                            ----------
                                                                                             2,217,736
  HOLDING AND OTHER INVESTMENT OFFICES (1.05%)
  Highwoods Properties, Inc.                                                    29,150         819,990

  INDUSTRIAL MACHINERY AND EQUIPMENT (3.44%)
  EMC Corp.                                                                     32,700<F1>     429,024
  Hewlett-Packard Co.                                                           10,700         219,029
  Ingersoll-Rand Co., Ltd.-Class A                                              14,100       1,083,867
  Solectron Corp.                                                               26,600<F1>      87,780
  SPX Corp.                                                                     14,436         558,529
  Stanley Works (The)                                                            6,900         296,907
                                                                                            ----------
                                                                                             2,675,136
  INSTRUMENTS AND RELATED PRODUCTS (4.10%)
  Agilent Technologies, Inc.                                                    12,000<F1>     249,000
  Becton Dickinson & Co.                                                        18,746       1,097,016
  Boston Scientific Corp.                                                        6,610<F1>     195,524
  Fisher Scientific International, Inc.                                          9,072<F1>     538,695
  Medtronic, Inc.                                                                8,900         469,030
  Perkinelmer, Inc.                                                             13,800         255,300
  Steris Corp.                                                                  16,112<F1>     381,532
                                                                                            ----------
                                                                                             3,186,097
  INSURANCE CARRIERS (5.20%)
  Allstate Corp.                                                                15,830         889,013
  American International Group, Inc.                                            13,040         663,084
  MBIA, Inc.                                                                    16,200         848,556
  Protective Life Corp.                                                         11,000         420,640
  Safeco Corp.                                                                  10,700         563,569
  WellPoint, Inc.                                                                5,164<F1>     659,701
                                                                                            ----------
                                                                                             4,044,563
  METAL MINING (1.53%)
  Barrick Gold Corp.                                                            38,000         848,160
  Placer Dome, Inc.                                                             25,700         343,352
                                                                                            ----------
                                                                                             1,191,512
  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.50%)
  Hasbro, Inc.                                                                  20,600         389,752

  MOTION PICTURES (0.78%)
  News Corp.-Class A                                                            22,810         348,537
  Time Warner, Inc.                                                             15,100<F1>     253,831
                                                                                            ----------
                                                                                               602,368
  NONDEPOSITORY INSTITUTIONS (0.76%)
  Federal Home Loan Mortgage Corp.                                               9,600         590,592

  OIL AND GAS EXTRACTION (5.93%)
  Burlington Resources, Inc.                                                    40,000       1,944,400
  EOG Resources, Inc.                                                           14,600         694,230
  Occidental Petroleum Co.                                                      11,800         814,200
  Rowan Cos., Inc.                                                              21,100         559,783
  Whiting Petroleum Corp.                                                       19,800<F1>     599,346
                                                                                            ----------
                                                                                             4,611,959
  PAPER AND ALLIED PRODUCTS (1.04%)
  Abitibi Consolidated, Inc.                                                   143,400         608,016
  Sonoco Products Co.                                                            7,300         197,757
                                                                                            ----------
                                                                                               805,773
  PETROLEUM AND COAL PRODUCTS (6.80%)
  BP PLC                                                                         7,500         456,750
  ChevronTexaco Corp.                                                           20,000       1,040,000
  ConocoPhillips                                                                25,166       2,638,655
  Marathon Oil Corp.                                                            24,700       1,150,279
                                                                                            ----------
                                                                                             5,285,684
  PRIMARY METAL INDUSTRIES (0.84%)
  Northwest Pipe Co.                                                            28,485<F1>     655,155

  PRINTING AND PUBLISHING (1.82%)
  Belo Corp.-Series A                                                           40,800         955,944
  R.R. Donnelley & Sons Co.                                                     14,000         460,740
                                                                                            ----------
                                                                                             1,416,684
  RAILROAD TRANSPORTATION (0.26%)
  Union Pacific Corp.                                                            3,130         200,101

  TOBACCO PRODUCTS (1.71%)
  Altria Group, Inc.                                                            20,400       1,325,796

  TRANSPORTATION EQUIPMENT (2.75%)
  Federal Signal Corp.                                                          17,200         241,316
  Honeywell International, Inc.                                                 29,800       1,065,648
  ITT Industries, Inc.                                                           9,200         832,232
                                                                                            ----------
                                                                                             2,139,196
  WHOLESALE TRADE - NONDURABLE GOODS (2.19%)
  Dean Foods Co.                                                                27,677<F1>     950,982
  Safeway, Inc.                                                                 35,135<F1>     748,024
                                                                                            ----------
                                                                                             1,699,006
  MISCELLANEOUS EQUITIES (1.80%)
  H & Q Life Sciences Investors                                                 32,390         482,935
  NASDAQ-100 Trust                                                              26,100         913,239
                                                                                            ----------
                                                                                             1,396,174
                                                                                            ----------
Total Common Stocks (Cost $61,837,137)                                                      68,879,457

SHORT-TERM INVESTMENTS (11.27%)
  MONEY MARKET MUTUAL FUND (0.54%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $423,752)                  423,752         423,752

                                                                           Principal
                                                                             Amount
                                                                            ----------
  COMMERCIAL PAPER (3.99%)
    NONDEPOSITORY INSTITUTIONS (3.47%)
    American General Finance Corp., 2.82%, due 05/12/05                   $    700,000         700,000
    American General Finance Corp., 3.00%, due 05/25/05                        800,000         800,000
    General Electric Capital Corp., 2.86%, due 05/18/05                        300,000         300,000
    General Electric Capital Corp., 3.01%, due 06/01/05                        900,000         900,000
                                                                                            ----------
                                                                                             2,700,000
    PETROLEUM AND COAL PRODUCTS (0.52%)
    ChevronTexaco Corp., 2.75%, due 05/04/05                                   400,000         400,000
                                                                                            ----------
  Total Commercial Paper (Cost $3,100,000)                                                   3,100,000

  UNITED STATES GOVERNMENT AGENCIES (6.74%)
    Federal Home Loan Bank, due 05/06/05                                     1,000,000         999,551
    Federal Home Loan Bank, due 05/18/05                                       275,000         274,618
    Federal Home Loan Mortgage Corp., due 05/24/05                             700,000         698,690
    Federal National Mortgage Assoc., due 05/04/05                             550,000         549,832
    Federal National Mortgage Assoc., due 05/09/05                             900,000         899,378
    Federal National Mortgage Assoc., due 05/18/05                             425,000         424,419
    Federal National Mortgage Assoc., due 05/25/05                             300,000         299,430
    Federal National Mortgage Assoc., due 06/01/05                             500,000         498,744
    Federal National Mortgage Assoc., due 06/08/05                             600,000         598,177
                                                                                            ----------
  Total United States Government Agencies (Cost $5,242,839)                                  5,242,839
                                                                                            ----------
Total Short-Term Investments (Cost $8,766,591)                                               8,766,591
                                                                                            ----------
Total Investments (Cost $70,603,728) (99.88%)                                               77,646,048

OTHER ASSETS LESS LIABILITIES (0.12%)
  Cash, receivables, prepaid expense and other assets, less liabilities                         91,117
                                                                                            ----------
Total Net Assets (100.00%)                                                                $ 77,737,165
                                                                                            ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 15,161,706
  Unrealized Depreciation                                                  (10,753,212)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                 4,408,494

Cost for federal income tax purposes                                      $ 73,237,554

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
April 30, 2005
(Unaudited)
                                                                                  Shares
                                                                                   Held            Value
                                                                                 ----------      ----------
PREFERRED STOCKS (3.00%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $450,000)                         9,000    $    460,969
                                                                                Principal
                                                                                  Amount
                                                                                 ----------
CORPORATE BONDS (47.06%)
  DEPOSITORY INSTITUTIONS (1.70%)
  Washington Mutual Bank, 5.65%, due 08/15/14                                  $    250,000         260,403

  ELECTRIC, GAS AND SANITARY SERVICES (11.17%)
  Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19                                 600,000<F1>     704,058
  Oglethorpe Power Corp., 6.974%, due 06/30/11                                      423,000         445,745
  PacifiCorp, 6.90%, due 11/15/11                                                   500,000         563,910
                                                                                                 ----------
                                                                                                  1,713,713
  FOOD STORES (1.07%)
  Ahold Finance USA, Inc., 8.25%, due 07/15/10                                      150,000         164,250

  FOOD AND KINDRED PRODUCTS (1.29%)
  Diageo Capital PLC, 4.375%, due 05/03/10                                          200,000         198,840

  HOLDING AND OTHER INVESTMENT OFFICES (4.73%)
  Security Capital Pacific, 7.20%, due 03/01/13                                     225,000         250,803
  Washington REIT, 6.898%, due 02/15/18                                             450,000         474,912
                                                                                                ----------
                                                                                                    725,715
  HOTELS AND MOTELS (2.33%)
  Meditrust, 7.60%, due 09/13/05                                                    350,000         358,312

  INSURANCE CARRIERS (2.51%)
  SunAmerica, 8.125%, due 04/28/23                                                  300,000         384,813

  OIL AND GAS EXTRACTION (1.82%)
  Burlington Resources, Inc., 9.125%, due 10/01/21                                  200,000         279,582

  SECURITY AND COMMODITY BROKERS (6.34%)
  Goldman Sachs Group, Inc., 5.125%, due 01/15/15                                   300,000         301,656
  Morgan Stanley, 5.125%, due 02/11/19                                              700,000         671,580
                                                                                                ----------
                                                                                                    973,236
  TOBACCO PRODUCTS (5.40%)
  UST, Inc., 7.25%, due 06/01/09                                                    750,000         828,540

  TRANSPORTATION - BY AIR (7.52%)
  Continental Airlines, Inc., 6.545%, due 08/02/20                                  576,630         565,126
  Northwest Airlines, 7.575%, due 03/01/19                                          587,576         589,074
                                                                                                ----------
                                                                                                  1,154,200
  TRANSPORTATION EQUIPMENT (1.18%)
  Ford Motor Co., 9.215%, due 09/15/21                                              200,000         181,028
                                                                                                ----------
Total Corporate Bonds (Cost $6,817,038)                                                           7,222,632

MORTGAGE-BACKED SECURITIES (42.49%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 1512, 7.50%, due 12/20/23                                                   67,562          72,707
  Pool # 2588, 5.50%, due 05/01/28                                                  126,314         128,789
  Pool # 2631, 7.00%, due 08/01/28                                                   34,176          36,156
  Pool # 2658, 6.50%, due 10/01/28                                                   85,297          89,203
  Pool # 2698, 5.50%, due 01/20/29                                                  117,198         119,467
  Pool # 2701, 6.50%, due 01/20/29                                                   92,364          96,533
  Pool # 2796, 7.00%, due 08/01/29                                                   39,259          41,520
  Pool # 3039, 6.50%, due 02/01/31                                                   12,133          12,673
  Pool # 3188, 6.50%, due 02/20/32                                                  132,255         138,128
  Pool # 3239, 6.50%, due 05/01/32                                                   88,808          92,751
  Pool # 3261, 6.50%, due 07/20/32                                                   87,908          91,811
  Pool # 3320, 5.50%, due 12/01/32                                                  719,542         732,375
  Pool # 3333, 5.50%, due 01/01/33                                                  491,622         500,268
  Pool # 3375, 5.50%, due 04/01/33                                                  154,357         157,072
  Pool # 3390, 5.50%, due 05/01/33                                                  723,395         736,118
  Pool # 3403, 5.50%, due 06/01/33                                                  827,445         841,998
  Pool # 3458, 5.00%, due 10/01/33                                                  833,947         832,573
  Pool # 3499, 5.00%, due 01/01/34                                                  433,683         432,753
  Pool # 3556, 5.50%, due 05/01/34                                                  355,098         361,267
  Pool # 3623, 5.00%, due 10/01/34                                                  961,327         959,264
  Pool # 22630, 6.50%, due 08/01/28                                                  42,750          44,708
  Pool # 144332, 9.00%, due 07/15/16                                                  3,031           3,308
                                                                                                 ----------
Total Mortgage-Backed Securities (Cost $6,414,818)                                                6,521,442

UNITED STATES GOVERNMENT AGENCIES (0.00%)
  Federal Home Loan Mortgage Corp., 10.15%, due 04/15/06 (Cost $68)                      68              68

SHORT-TERM INVESTMENTS (7.76%)
  UNITED STATES GOVERNMENT AGENCIES (4.23%)
    Federal Home Loan Bank, due 05/06/05                                            375,000         374,829
    Federal Home Loan Bank, due 05/18/05                                            275,000         274,618
                                                                                                 ----------
  Total United States Government Agencies (Cost $649,447)                                           649,447
                                                                                  Shares
                                                                                   Held
                                                                                 ----------
  MONEY MARKET MUTUAL FUND (3.53%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $541,502)                       541,502         541,502
                                                                                                 ----------
Total Short-Term Investments (Cost $1,190,949)                                                    1,190,949
                                                                                                 ----------
Total Investments (Cost $14,872,873) (100.31%)                                                   15,396,060

OTHER ASSETS LESS LIABILITIES (-0.31%)
  Cash, receivables, prepaid expense and other assets, less liabilities                            (47,403)
                                                                                                 ----------
Total Net Assets (100.00%)                                                                     $ 15,348,657
                                                                                                 ==========

<F1> Each unit was purchased at 104.481 on 04/20/01.  As of 04/30/05, the carrying value of each unit was 117.343, representing $704,058 or 4.59% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                      $    563,731
  Unrealized Depreciation                                                          (40,544)
                                                                                 ----------
  Net Unrealized Appreciation (Depreciation)                                        523,187

Cost for federal income tax purposes                                           $ 14,872,873

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
April 30, 2005
(Unaudited)
                                                                       Shares
                                                                        Held            Value
                                                                      ----------      ----------
PREFERRED STOCKS (2.70%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $350,000)              7,000    $    358,532
                                                                      Principal
                                                                       Amount
                                                                      ----------
CORPORATE BONDS (85.20%)
  APPAREL AND ACCESSORY STORES (4.97%)
  Woolworth (FW) Corp., 8.50%, due 01/15/22                         $    600,000         660,000

  CHEMICALS AND ALLIED PRODUCTS (6.34%)
  Lyondell Chemical Co., 9.625%, due 05/01/07                            600,000         639,000
  Nova Chemicals, Ltd., 7.875%, due 09/15/25                             200,000         203,000
                                                                                      ----------
                                                                                         842,000
  ELECTRIC, GAS AND SANITARY SERVICES (16.54%)
  Alliant Energy Resources, Inc., 9.75%, due 01/15/13                    500,000         648,820
  ESI Tractebel, 7.99%, due 12/30/11                                     406,000         437,081
  Indianapolis Power & Light Co., 7.05%, due 02/01/24                    250,000         258,063
  Semco Energy, Inc., 7.125%, due 05/15/08                               600,000         607,500
  Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17                   221,458         243,389
                                                                                      ----------
                                                                                       2,194,853
  GENERAL MERCHANDISE STORES (0.02%)
  DR Structured Finance, 8.35%, due 02/15/04                              30,562<F1>       3,056

  HOLDING AND OTHER INVESTMENT OFFICES (20.57%)
  Bradley Operating, LP, 7.20%, due 01/15/08                             500,000         525,825
  Federal Realty Investment Trust, 7.48%, due 08/15/26                   600,000         651,603
  First Industrial LP, 7.60%, due 07/15/28                               300,000         344,976
  HRPT Properties, 6.25%, due 08/15/16                                   125,000         133,091
  iStar Financial, Inc., 7.00%, due 03/15/08                             200,000         211,520
  iStar Financial, Inc., Series B, 5.70%, due 03/01/14                   421,000         417,485
  Price Development Co., 7.29%, due 03/11/08                             187,000         192,373
  Spieker Properties LP, 7.35%, due 12/01/17                             220,000         254,093
                                                                                      ----------
                                                                                       2,730,966
  INSURANCE CARRIERS (6.88%)
  Markel Capital Trust, 8.71%, due 01/01/46                              500,000         546,965
  PXRE Capital Trust, 8.85%, due 02/01/27                                350,000         365,750
                                                                                      ----------
                                                                                         912,715
  MOTION PICTURES (1.90%)
  Time Warner, Inc., 8.375%, due 03/15/23                                200,000         251,662

  PAPER AND ALLIED PRODUCTS (12.36%)
  Bowater, Inc., 9.375%, due 12/15/21                                    400,000         418,000
  Cascades, Inc., 7.25%, due 02/15/13                                    500,000         492,500
  Potlatch Corp., 12.50%, due 12/01/09                                   600,000         730,500
                                                                                      ----------
                                                                                       1,641,000
  TRANSPORTATION - BY AIR (3.79%)
  Continental Airlines, Inc., 7.461%, due 04/01/15                       360,378         335,044
  Northwest Airlines, 7.575%, due 03/01/19                               167,879         168,307
                                                                                      ----------
                                                                                         503,351
  TRANSPORTATION SERVICES (2.18%)
  Preston Corp., 7.00%, due 05/01/11                                     306,000         289,170

  WATER TRANSPORTATION (7.11%)
  Overseas Shipholding Group, Inc., 8.75%, due 12/01/13                  400,000         446,000
  Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21            500,000<F2>     497,080
                                                                                      ----------
                                                                                         943,080
  WHOLESALE TRADE-NONDURABLE GOODS (2.54%)
  Safeway, Inc., 7.45%, due 09/15/27                                     300,000         337,368
                                                                                      ----------
Total Corporate Bonds (Cost $10,659,492)                                              11,309,221

SHORT-TERM INVESTMENTS (10.43%)
  UNITED STATES GOVERNMENT AGENCIES (7.90%)
    Federal Home Loan Bank, due 05/13/05                                 450,000         449,561
    Federal Home Loan Bank, due 05/18/05                                 250,000         249,652
    Federal Home Loan Mortgage Corp., due 05/03/05                       350,000         349,922
                                                                                      ----------
  Total United States Government Agencies (Cost $1,049,135)                            1,049,135
                                                                       Shares
                                                                        Held
                                                                      ----------
  MONEY MARKET MUTUAL FUND (2.53%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $335,201)            335,201         335,201
                                                                                      ----------
Total Short-Term Investments (Cost $1,384,336)                                         1,384,336
                                                                                      ----------
Total Investments (Cost $12,393,828) (98.33%)                                         13,052,089

OTHER ASSETS LESS LIABILITIES (1.67%)
  Cash, receivables, prepaid expense and other assets, less liabilities                  221,834
                                                                                      ----------
Total Net Assets (100.00%)                                                          $ 13,273,923
                                                                                      ==========

<F1> This security is past due. Partial or no interest was received from this security on its last scheduled interest payment date.
<F2> Each unit was purchased at 80.500 on 8/26/99. As of 04/30/05, the carrying value of each unit was 99.416, representing $497,080 or 3.74% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                           $    738,255
  Unrealized Depreciation                                               (79,994)
                                                                      ----------
  Net Unrealized Appreciation (Depreciation)                             658,261

Cost for federal income tax purposes                                $ 12,393,828

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
April 30, 2005
(Unaudited)
                                                                            Shares
                                                                             Held            Value
                                                                            ----------     ----------
COMMON STOCKS (65.92%)
  BUSINESS SERVICES (0.49%)
  Electronic Data Systems Corp.                                                 5,000    $     96,750
  Veritas Software Corp.                                                        5,500<F1>     113,245
                                                                                           ----------
                                                                                              209,995
  CHEMICALS AND ALLIED PRODUCTS (11.90%)
  Bristol-Myers Squibb Co.                                                     13,330         346,580
  Colgate-Palmolive Co.                                                         2,535         126,218
  E.I. du Pont de Nemours & Co.                                                 9,905         466,625
  GlaxoSmithKline PLC                                                           4,100         207,255
  IVAX Corp.                                                                   11,125<F1>     210,263
  Johnson & Johnson                                                             7,518         515,960
  KV Pharmaceutical Co.-Class A                                                 7,050<F1>     164,970
  Merck & Co., Inc.                                                            10,046         340,559
  Mylan Laboratories, Inc.                                                     27,300         450,450
  Olin Corp.                                                                   11,300         200,462
  Pfizer, Inc.                                                                 28,307         769,101
  Schering-Plough Corp.                                                         9,700         202,439
  Sensient Technologies Corp.                                                  48,989         980,270
  Taro Pharmaceutical Industries, Ltd.                                          4,155<F1>     120,744
                                                                                           ----------
                                                                                            5,101,896
  COMMUNICATIONS (1.67%)
  Centurytel, Inc.                                                             12,080         370,735
  Comcast Corp.-Class A                                                         3,057<F1>      98,160
  Nextel Communications, Inc.                                                   8,900<F1>     249,111
                                                                                           ----------
                                                                                              718,006
  DEPOSITORY INSTITUTIONS (8.16%)
  AmSouth Bancorp.                                                             15,600         410,592
  Bank of America Corp.                                                         9,352         421,214
  Bank of New York Co., Inc.                                                    6,783         189,517
  BOK Financial Corp.                                                           5,300         221,805
  Citigroup, Inc.                                                              11,913         559,434
  National City Corp.                                                           5,615         190,685
  New York Community Bancorp., Inc.                                            27,530         487,281
  U. S. Bancorp.                                                               14,712         410,465
  Wachovia Corp.                                                                6,234         319,056
  Wilmington Trust Corp.                                                        8,200         289,870
                                                                                           ----------
                                                                                            3,499,919
  ELECTRIC, GAS AND SANITARY SERVICES (5.42%)
  Alliant Energy Corp.                                                         14,870         391,676
  Atmos Energy Corp.                                                           29,148         766,592
  Black Hills Corp.                                                             6,300         215,964
  Nisource, Inc.                                                               10,500         244,020
  Pepco Holdings, Inc.                                                         22,400         485,408
  Xcel Energy, Inc.                                                            12,765         219,303
                                                                                           ----------
                                                                                            2,322,963
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (0.51%)
  Acuity Brands, Inc.                                                           9,084         217,198

  ENGINEERING AND MANAGEMENT SERVICES (0.45%)
  Shaw Group, Inc.                                                             10,600<F1>     191,542

  FOOD AND KINDRED PRODUCTS (2.17%)
  Anheuser-Busch Cos., Inc.                                                     4,615         216,305
  ConAgra Foods, Inc.                                                          14,622         391,139
  Sara Lee Corp.                                                               15,000         320,850
                                                                                           ----------
                                                                                              928,294
  FOOD STORES (0.60%)
  Kroger Co.                                                                   16,404<F1>     258,691

  GENERAL MERCHANDISE STORES (1.23%)
  Federated Department Stores, Inc.                                             4,496         258,520
  Fred's, Inc.                                                                  6,950         100,358
  Wal-Mart Stores, Inc.                                                         3,600         169,704
                                                                                           ----------
                                                                                              528,582
  HEALTH SERVICES (1.15%)
  Lifepoint Hospitals, Inc.                                                     5,555<F1>     246,955
  Universal Health Services, Inc.-Class B                                       4,320         245,117
                                                                                           ----------
                                                                                              492,072
  HOLDING AND OTHER INVESTMENT OFFICES (1.06%)
  Highwoods Properties, Inc.                                                   16,100         452,893

  INDUSTRIAL MACHINERY AND EQUIPMENT (2.89%)
  Hewlett-Packard Co.                                                           5,200         106,444
  Ingersoll-Rand Co., Ltd.-Class A                                              6,278         482,590
  SPX Corp.                                                                     7,567         292,767
  Stanley Works (The)                                                           8,300         357,149
                                                                                           ----------
                                                                                            1,238,950
  INSTRUMENTS AND RELATED PRODUCTS (1.99%)
  Becton Dickinson & Co.                                                        8,337         487,881
  Fisher Scientific International, Inc.                                         2,576<F1>     152,963
  Steris Corp.                                                                  9,010<F1>     213,357
                                                                                           ----------
                                                                                              854,201
  INSURANCE CARRIERS (4.19%)
  Allstate Corp.                                                                8,585         482,134
  American International Group, Inc.                                            3,710         188,654
  MBIA, Inc.                                                                    5,368         281,176
  Protective Life Corp.                                                         3,400         130,016
  Safeco Corp.                                                                  6,200         326,554
  WellPoint, Inc.                                                               3,031<F1>     387,210
                                                                                           ----------
                                                                                            1,795,744
  METAL MINING (2.49%)
  Barrick Gold Corp.                                                           30,800         687,456
  Placer Dome, Inc.                                                            28,300         378,088
                                                                                           ----------
                                                                                            1,065,544
  OIL AND GAS EXTRACTION (3.11%)
  Burlington Resources, Inc.                                                    8,200         398,602
  Occidental Petroleum Co.                                                     10,100         696,900
  Rowan Cos., Inc.                                                              9,000         238,770
                                                                                           ----------
                                                                                            1,334,272
  PAPER AND ALLIED PRODUCTS (1.88%)
  Abitibi Consolidated, Inc.                                                   99,700         422,728
  P.H. Glatfelter Co.                                                          17,300         206,389
  Sonoco Products Co.                                                           6,600         178,794
                                                                                           ----------
                                                                                              807,911
  PETROLEUM AND COAL PRODUCTS (5.73%)
  BP PLC                                                                        4,400         267,960
  ConocoPhillips                                                               13,688       1,435,187
  Marathon Oil Corp.                                                           16,200         754,434
                                                                                           ----------
                                                                                            2,457,581
  PRIMARY METAL INDUSTRIES (0.13%)
  Wolverine Tube, Inc.                                                          8,250<F1>      53,625

  PRINTING AND PUBLISHING (1.97%)
  Belo Corp.-Series A                                                          19,100         447,513
  R.R. Donnelley & Sons Co.                                                    12,100         398,211
                                                                                           ----------
                                                                                              845,724
  RAILROAD TRANSPORTATION (0.26%)
  Union Pacific Corp.                                                           1,725         110,279

  TOBACCO PRODUCTS (1.50%)
  Altria Group, Inc.                                                            9,900         643,401

  TRANSPORTATION EQUIPMENT (2.97%)
  Federal Signal Corp.                                                         21,000         294,630
  Honeywell International, Inc.                                                16,100         575,736
  ITT Industries, Inc.                                                          4,470         404,356
                                                                                           ----------
                                                                                            1,274,722
  WHOLESALE TRADE - NONDURABLE GOODS (2.00%)
  Dean Foods Co.                                                               12,959<F1>     445,271
  Safeway, Inc.                                                                19,335<F1>     411,642
                                                                                           ----------
                                                                                              856,913
                                                                                           ----------
Total Common Stocks (Cost $23,148,423)                                                     28,260,918
                                                                           Principal
                                                                             Amount
                                                                            ----------
MORTGAGE-BACKED SECURITIES (6.20%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 2796, 7.00%, due 08/01/29                                        $    88,332          93,421
  Pool # 3040, 7.00%, due 02/01/31                                             56,684          59,885
  Pool # 3188, 6.50%, due 02/20/32                                            132,255         138,128
  Pool # 3239, 6.50%, due 05/01/32                                            227,030         237,110
  Pool # 3333, 5.50%, due 01/01/33                                            430,170         437,735
  Pool # 3403, 5.50%, due 06/01/33                                            246,370         250,703
  Pool # 3442, 5.00%, due 09/01/33                                            830,185         828,818
  Pool # 3459, 5.50%, due 10/01/33                                            600,851         611,419
                                                                                           ----------
Total Mortgage-Backed Securities (Cost $2,597,775)                                          2,657,219

UNITED STATES GOVERNMENT AGENCIES (10.43%)
  Government National Mortgage Assoc., 5.00%, due 09/01/23                    300,000         299,567
  Government National Mortgage Assoc., 5.00%, due 09/01/29                    400,000         403,229
  Government National Mortgage Assoc., 5.00%, due 05/01/30                    440,000         442,489
  Government National Mortgage Assoc., 5.00%, due 06/01/31                    700,000         704,265
  Government National Mortgage Assoc., 5.00%, due 05/01/33                    522,000         520,240
  Government National Mortgage Assoc., 5.00%, due 06/01/33                  1,128,800       1,134,885
  Government National Mortgage Assoc., 3.47%, due 04/01/34                    402,426         393,913
  Government National Mortgage Assoc., 4.00%, due 10/01/34                    580,998         571,562
                                                                                           ----------
Total United States Government Agencies (Cost $4,485,824)                                   4,470,150

SHORT-TERM INVESTMENTS (17.56%)
  COMMERCIAL PAPER (2.33%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 2.79%, due 05/03/05 (Cost $1,000,000)   1,000,000       1,000,000

  UNITED STATES GOVERNMENT AGENCIES (14.03%)
    Federal Home Loan Bank, due 06/01/05                                      275,000         274,315
    Federal Home Loan Mortgage Corp., due 05/17/05                          1,900,000       1,897,531
    Federal Home Loan Mortgage Corp., due 05/24/05                          1,200,000       1,197,735
    Federal National Mortgage Assoc., due 05/11/05                          1,250,000       1,248,971
    Federal National Mortgage Assoc., due 05/25/05                          1,000,000         998,102
    Federal National Mortgage Assoc., due 06/01/05                            400,000         398,996
                                                                                           ----------
  Total United States Government Agencies (Cost $6,015,650)                                 6,015,650
                                                                             Shares
                                                                              Held
                                                                            ----------
  MONEY MARKET MUTUAL FUND (1.20%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $515,647)                 515,647         515,647
                                                                                           ----------
Total Short-Term Investments (Cost $7,531,297)                                              7,531,297
                                                                                           ----------
Total Investments (Cost $37,763,319) (100.11%)                                             42,919,584

OTHER ASSETS LESS LIABILITIES (-0.11%)
  Cash, receivables, prepaid expense and other assets, less liabilities                      (48,522)
                                                                                           ----------
Total Net Assets (100.00%)                                                               $ 42,871,062
                                                                                           ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 6,839,124
  Unrealized Depreciation                                                  (1,702,476)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                5,136,648

Cost for federal income tax purposes                                      $37,782,936

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
April 30, 2005
(Unaudited)
                                                                   Annualized
                                                                   Yield on
                                                                   Purchase       Principal
                                                                     Date         Amount      Value
                                                                    --------     ---------   ----------
SHORT-TERM INVESTMENTS (99.39%)
  COMMERCIAL PAPER (17.08%)
    NONDEPOSITORY INSTITUTIONS (13.49%)
    American Express Credit Corp., 3.03%, due 07/28/05                 3.033% $    125,000 $    125,000
    American General Finance Corp., 2.82%, due 05/09/05                2.820       175,000      175,000
    General Electric Capital Corp., 2.77%, due 05/19/05                2.769       170,000      170,000
                                                                                            ----------
                                                                                                470,000
    PETROLEUM AND COAL PRODUCTS (3.59%)
    ChevronTexaco Corp., 2.75%, due 06/28/05                           2.747       125,000      125,000
                                                                                            ----------
  Total Commercial Paper (Cost $595,000)                                                        595,000

  UNITED STATES GOVERNMENT AGENCIES (82.31%)
    Federal Home Loan Bank, due 05/04/05                               2.701       200,000      199,941
    Federal Home Loan Bank, due 05/06/05                               2.698       150,000      149,933
    Federal Home Loan Bank, due 05/13/05                               2.743       150,000      149,854
    Federal Home Loan Bank, due 05/27/05                               2.756       150,000      149,695
    Federal Home Loan Bank, due 06/15/05                               2.872       150,000      149,459
    Federal Home Loan Bank, due 07/22/05                               3.003       150,000      148,983
    Federal Home Loan Mortgage Corp., due 05/03/05                     2.632       150,000      149,968
    Federal Home Loan Mortgage Corp., due 05/17/05                     2.772       175,000      174,774
    Federal Home Loan Mortgage Corp., due 05/24/05                     2.786       125,000      124,771
    Federal Home Loan Mortgage Corp., due 06/07/05                     2.878       100,000       99,701
    Federal Home Loan Mortgage Corp., due 06/30/05                     2.994       125,000      124,378
    Federal Home Loan Mortgage Corp., due 07/05/05                     3.013       175,000      174,052
    Federal Home Loan Mortgage Corp., due 07/12/05                     2.971       225,000      223,671
    Federal National Mortgage Assoc., due 05/11/05                     2.653       150,000      149,880
    Federal National Mortgage Assoc., due 05/18/05                     2.823       100,000       99,861
    Federal National Mortgage Assoc., due 05/25/05                     2.815       175,000      174,663
    Federal National Mortgage Assoc., due 06/01/05                     2.828       100,000       99,753
    Federal National Mortgage Assoc., due 06/17/05                     2.940       150,000      149,422
    Federal National Mortgage Assoc., due 06/22/05                     2.981       175,000      174,246
                                                                                            ----------
  Total United States Government Agencies (Cost $2,867,005)                                   2,867,005
                                                                                            ----------
Total Short-Term Investments (Cost $3,462,005)                                                3,462,005

OTHER ASSETS LESS LIABILITIES (0.61%)
  Cash, receivables, prepaid expense and other assets, less liabilities                          21,259
                                                                                            ----------
Total Net Assets (100.00%)                                                                 $  3,483,264
                                                                                            ==========

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
April 30, 2005
(Unaudited)
                                                                                 Shares
                                                                                  Held            Value
                                                                                ----------      ----------
COMMON STOCKS (98.00%)
  BUSINESS SERVICES (3.90%)
  Microsoft Corp.                                                                   71,433    $  1,807,255
  Oracle Corp.                                                                      40,322<F1>     466,122
                                                                                                ----------
                                                                                                 2,273,377
  CHEMICALS AND ALLIED PRODUCTS (17.37%)
  Abbott Laboratories                                                               19,228         945,248
  Amgen, Inc.                                                                       13,867<F1>     807,198
  Bristol-Myers Squibb Co.                                                          29,879         776,854
  Dow Chemical Co.                                                                   8,183         375,845
  E.I. du Pont de Nemours & Co.                                                     12,248         577,003
  Eli Lilly & Co.                                                                   14,097         824,252
  Johnson & Johnson                                                                 33,441       2,295,056
  Merck & Co., Inc.                                                                 23,950         811,905
  Pfizer, Inc.                                                                      32,700         888,459
  Proctor & Gamble Co.                                                              33,471       1,812,455
                                                                                                ----------
                                                                                                10,114,275
  COMMUNICATIONS (5.03%)
  Comcast Corp.-Class A                                                             17,117<F1>     549,627
  SBC Communications, Inc.                                                          29,921         712,120
  Verizon Communications                                                            28,484       1,019,727
  Viacom, Inc.-Class B                                                              18,776         650,025
                                                                                                ----------
                                                                                                 2,931,499
  DEPOSITORY INSTITUTIONS (10.87%)
  Bank of America                                                                   34,768       1,565,951
  Citigroup, Inc.                                                                   33,588       1,577,292
  J. P. Morgan Chase & Co.                                                          35,600       1,263,444
  Wachovia Corp.                                                                    19,776       1,012,136
  Wells Fargo Co.                                                                   15,190         910,489
                                                                                                ----------
                                                                                                 6,329,312
  EATING AND DRINKING PLACES (2.24%)
  McDonald's Corp.                                                                  44,547       1,305,673

  ELECTRIC, GAS AND SANITARY SERVICES (3.67%)
  Dominion Resources, Inc.                                                           8,820         665,028
  Exelon Corp.                                                                      18,718         926,541
  Southern Co.                                                                      16,484         543,148
                                                                                                ----------
                                                                                                 2,134,717
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.93%)
  Cisco Systems, Inc.                                                               44,071<F1>     761,547
  General Electric Co.                                                              54,179       1,961,280
  Intel Corp.                                                                       44,506       1,046,781
  Motorola, Inc.                                                                    28,195         432,511
  Texas Instruments, Inc.                                                           16,623         414,910
                                                                                                ----------
                                                                                                 4,617,029
  FOOD AND KINDRED PRODUCTS (3.63%)
  Anheuser Busch Cos., Inc.                                                          8,701         407,816
  Coca-Cola Co. (The)                                                               24,204       1,051,422
  PepsiCo, Inc.                                                                     11,812         657,220
                                                                                                ----------
                                                                                                 2,116,458
  FORESTRY (0.57%)
  Weyerhaeuser Co.                                                                   4,851         332,827

  GENERAL MERCHANDISE STORES (2.63%)
  Wal-Mart Stores, Inc.                                                             32,444       1,529,410

  INDUSTRIAL MACHINERY AND EQUIPMENT (8.51%)
  3M Co.                                                                            13,540       1,035,404
  Applied Materials, Inc.                                                           18,620<F1>     276,879
  Caterpillar, Inc.                                                                 10,877         957,720
  Dell, Inc.                                                                        24,728<F1>     861,276
  EMC Corp.                                                                         29,466<F1>     386,594
  Hewlett-Packard Co.                                                               27,973         572,607
  International Business Machines Corp.                                             11,282         861,719
                                                                                                ----------
                                                                                                 4,952,199
  INSURANCE CARRIERS (2.52%)
  American International Group, Inc.                                                28,838       1,466,412

  LUMBER AND WOOD PRODUCTS (1.32%)
  Home Depot, Inc.                                                                  21,803         771,172

  MOTION PICTURES (2.30%)
  Disney (Walt) Co.                                                                 28,037         740,177
  Time Warner, Inc.                                                                 35,567<F1>     597,881
                                                                                                ----------
                                                                                                 1,338,058
  NONDEPOSITORY INSTITUTIONS (4.77%)
  American Express Co.                                                              41,428       2,183,256
  Federal National Mortgage Assoc.                                                  10,976         592,155
                                                                                                ----------
                                                                                                 2,775,411
  PETROLEUM AND COAL PRODUCTS (7.88%)
  ChevronTexaco Corp.                                                               29,988       1,559,376
  Exxon Mobil Corp.                                                                 53,128       3,029,890
                                                                                                ----------
                                                                                                 4,589,266
  PRIMARY METAL INDUSTRIES (1.17%)
  Alcoa, Inc.                                                                       23,519         682,521

  TOBACCO PRODUCTS (3.37%)
  Altria Group, Inc.                                                                30,163       1,960,293

  TRANSPORTATION EQUIPMENT (8.32%)
  Boeing Co. (The)                                                                  24,401       1,452,348
  General Motors Corp.                                                              12,699         338,809
  Honeywell International, Inc.                                                     34,022       1,216,627
  United Technologies Corp.                                                         18,055       1,836,555
                                                                                                ----------
                                                                                                 4,844,339
                                                                                                ----------
Total Common Stocks (Cost $41,294,686)                                                          57,064,248

SHORT-TERM INVESTMENTS (1.86%)
  MONEY MARKET MUTUAL FUND (0.66%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $382,890)                      382,890         382,890
                                                                                Principal
                                                                                 Amount
                                                                                ----------
  UNITED STATES GOVERNMENT AGENCIES (1.20%)
      Federal Home Loan Bank, due 05/04/05 (Cost $699,792)                   $     700,000         699,792
                                                                                                ----------
Total Short-Term Investments (Cost $1,082,682)                                                   1,082,682
                                                                                                ----------
Total Investments (Cost $42,377,368) (99.86%)                                                   58,146,930

OTHER ASSETS LESS LIABILITIES (0.14%)
  Cash, receivables, prepaid expense and other assets, less liabilities                             81,916
                                                                                                ----------
Total Net Assets (100.00%)                                                                    $ 58,228,846
                                                                                                ==========

<F1>  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                    $  20,123,098
  Unrealized Depreciation                                                      (4,353,536)
                                                                                ----------
  Net Unrealized Appreciation (Depreciation)                                    15,769,562

Cost for federal income tax purposes                                         $  42,377,368

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EquiTrust Series Fund, Inc.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     June 14, 2005


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date:     June 19, 2005